Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
Note 10 -    PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost (1):
Land, buildings and leasehold improvements (2)	$361,246	$351,748
Instruments, machinery and equipment (3)	629,290	583,535
Office furniture and other	76,939	72,995
Motor vehicles and airplanes	131,106	104,551
	1,198,581	1,112,829
Accumulated depreciation	(680,973)	(608,978)
Depreciated cost	$517,608	$503,851

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $93,666, $84,412 and $82,497, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $29,367 and $29,084 as of December 31, 2011 and 2010, respectively.

(2) Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):

	Israel (a)	U.S. (b)	Other Countries (c)
Owned	2,193,000	713,000	1,063,000
Leased	2,024,000	618,000	300,000

(a)
Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.

(b)
Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

(3)	Includes equipment produced by the Company for its own use in the aggregate amount of $173,649 and $167,248 as of December 31, 2011 and 2010, respectively.

As for pledges of assets – see Note 20(I).